Indebtedness - Schedule of Activity in Deferred Financing Charges (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 CAD ($)
Schedule of Activity in Deferred Financing Charges [Line Items]
Beginning balance	$ 654,944
Additions	1,000
Transferred to debt issue costs	(85,943)
Impact of foreign exchange	(32,392)
Ending balance	537,609
Telesat Lightspeed Financing Warrants [Member]
Schedule of Activity in Deferred Financing Charges [Line Items]
Beginning balance	617,476
Additions
Transferred to debt issue costs	(80,888)
Impact of foreign exchange	(30,620)
Ending balance	505,968
Debt issue costs [Member]
Schedule of Activity in Deferred Financing Charges [Line Items]
Beginning balance	37,468
Additions	1,000
Transferred to debt issue costs	(5,055)
Impact of foreign exchange	(1,772)
Ending balance	$ 31,641